UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2005

Date of reporting period: September 30, 2005

Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                              September 30, 2005
                                  (unaudited)

                                                 Shares        Value (A)
                                                ---------   --------------
            Stocks And Convertible
             Securities -- 95.6%

              Energy -- 85.8%
               Internationals -- 23.5%
               BP plc ADR .....................   600,000   $   42,510,000
               Chevron Corp. ..................   635,000       41,103,550
               Exxon Mobil Corp. .............. 1,140,000       72,435,600
               Royal Dutch Shell plc ADR ......   275,000       18,051,000
               Total S.A. ADR .................   120,000       16,298,400
                                                            --------------
                                                               190,398,550
                                                            --------------
               Domestics -- 11.6%
               Alon USA Energy, Inc. (B) ......     6,000          144,900
               Amerada Hess Corp. .............    65,000        8,937,500
               ConocoPhillips .................   560,000       39,149,600
               Holly Corp. ....................   210,000       13,435,800
               Kerr-McGee Corp. ...............   107,647       10,453,600
               Murphy Oil Corp. ...............   256,400       12,786,668
               Valero Energy Corp. ............    80,000        9,044,800
                                                            --------------
                                                                93,952,868
                                                            --------------
               Producers -- 20.4%
               Apache Corp. ...................   177,000       13,313,940
               Burlington Resources Inc. ......   246,800       20,069,776
               Devon Energy Corp. .............   355,000       24,367,200
               EOG Resources, Inc. (C).........   345,000       25,840,500
               Newfield Exploration Co. (B) ...   175,000        8,592,500
               Noble Energy, Inc. (C) .........   430,000       20,167,000
               Occidental Petroleum Corp. .....   200,000       17,086,000
               Pioneer Natural Resources Co. ..   291,000       15,981,720
               XTO Energy Inc. ................   435,000       19,714,200
                                                            --------------
                                                               165,132,836
                                                            --------------
               Distributors -- 13.1%
               AGL Resources Inc. .............   197,000        7,310,670
               Duke Energy Corp. (C)...........   217,624        6,348,092
               Energen Corp. ..................   400,000       17,304,000
               Equitable Resources Inc. .......   450,000       17,577,000
               Keyspan Corp. ..................    70,000        2,574,600
               MDU Resources Group, Inc. ......   250,000        8,912,500
               National Fuel Gas Co. ..........   200,000        6,840,000
               New Jersey Resources Corp. .....   223,800       10,290,325
               Questar Corp. ..................   200,000       17,624,000
               Williams Companies, Inc. .......   450,000       11,272,500
                                                            --------------
                                                               106,053,687
                                                            --------------
              Services -- 17.2%
              Baker Hughes, Inc. ..............   130,000   $    7,758,400
              BJ Services Co. .................   740,000       26,632,600
              GlobalSantaFe Corp. .............   290,000       13,229,800
              Grant Prideco Inc. (B) ..........   308,000       12,520,200
              Nabors Industries Ltd. (B) ......   260,000       18,675,800
              Noble Corp. (B) .................   185,000       12,665,100
              Precision Drilling Corp.
               (B) ............................   200,000        9,840,000
              Schlumberger Ltd. ...............   280,000       23,626,400
              Weatherford International,
               Ltd. (B) .......................   205,000       14,075,300
                                                            --------------
                                                               139,023,600
                                                            --------------
             Basic Industries -- 9.8%
              Basic Materials & Other -- 9.4%
              Air Products and Chemicals,
               Inc. ...........................   125,000        6,892,500
              Aqua America, Inc. ..............   315,000       11,976,300
              Arch Coal Inc. ..................   160,000       10,800,000
              Consol Energy Inc. ..............   158,700       12,104,049
              du Pont (E.I.) de Nemours and
               Co. ............................   157,500        6,169,275
              General Electric Co. ............   454,800       15,313,116
              Martin Marietta Materials,
               Inc. ...........................    60,000        4,707,600
              Rohm & Haas Co. .................   200,000        8,226,000
                                                            --------------
                                                                76,188,840
                                                            --------------
              Paper & Forest Products -- 0.4%
              Smurfit-Stone Container
               Corp. (B) .....................    300,000        3,108,000
                                                            --------------
          Total Stocks And Convertible Securities
           (Cost $305,540,183) (D) ......................   $  773,858,381
                                                            --------------

                                                                               9


                      SCHEDULE OF INVESTMENTS (continued)

--------------------------------------------------------------------------------

                              September 30, 2005
                                  (unaudited)

                                                Prin. Amt.       Value (A)
                                              -------------   -------------
           Short-Term Investments -- 4.3%

              U.S. Government
               Obligations -- 1.8%
              U.S. Treasury Bills,
               3.39%, due
               11/17/05 ....................  $  15,000,000   $  14,933,613
                                                              -------------
              Time Deposit -- 0.0%
              Brown
               Brothers
               Harriman &
               Co., 3.31%,
               due
               10/3/05 .....................                         58,355
                                                              -------------
              Commercial Paper -- 2.5%
              American
               General
               Finance
               Corp.,
               3.76%, due
               10/18/05 ....................      5,000,000       4,991,122
              ChevronTexaco
               Funding
               Corp.,
               3.60-3.66%,
               due
               10/4/05-
               10/11/05 ....................      5,900,000       5,897,513
              General
               Electric
               Capital
               Corp.,
               3.78%, due
               11/3/05 .....................      4,900,000       4,883,022
              Toyota Motor
               Credit Corp.,
               3.70%, due 10/6/05-10/13/05        4,600,000       4,595,406
                                                              -------------
                                                                 20,367,063
                                                              -------------
           Total Short-Term Investments
            (Cost--$35,359,031) ........................      $  35,359,031
                                                              -------------

              Securities Lending
               Collateral -- 2.7% ......................
                 Brown Brothers
                  Investment Trust,
                  3.75%, due
                  10/3/05 ..............................      $  21,931,392
                                                              -------------
              Total Securities Lending
               Collateral (Cost--
               $21,931,392) ............................         21,931,392
                                                              -------------
              Total Investments -- 102.6%
               (Cost--$362,830,606) ....................        831,148,804
                Cash, receivables, prepaid
                 expenses and other
                 assets, less liabilities -- 2.6%               (21,446,088)
                                                              -------------
              Net Assets -- 100.0%                            $ 809,702,716
                                                              =============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B)  Presently non-dividend paying.
(C) Some or all of these securities are on loan. See note 8 to financial statements.
(D) The aggregate market value of stocks held in escrow at September 30, 2005 covering open call option contracts written was $16,195,940. In addition, the aggregate market value of securities segregated by the Corporation's custodian required to collateralize open put option contracts written was $5,050,000.

10



                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                              September 30, 2005
                                  (unaudited)

 Contracts                                                             Contract
(100 shares                                                Strike     Expiration     Appreciation/
   each)                  Security                         Price         Date        (Depreciation)
----------------------------------------------------------------------------------------------------
                        COVERED CALLS
     100       EOG Resources, Inc. ....................    $   85       Jan 06         $      (801)
     150       EOG Resources, Inc. ....................        70       Oct 05             (72,452)
     100       EOG Resources, Inc. ....................        70       Jan 06             (70,801)
     100       Kerr-McGee Corp. .......................        80       Oct 05            (152,301)
     200       Kerr-McGee Corp. .......................        95       Oct 05             (48,041)
     200       Martin Marietta Materials, Inc. ........        70       Oct 05            (143,601)
      40       Martin Marietta Materials, Inc. ........        75       Oct 05              (9,320)
     100       Martin Marietta Materials, Inc. ........        75       Jan 06             (60,300)
     200       Murphy Oil Corp. .......................        60       Oct 05                7,700
     250       Pioneer Natural Resources Co............        50       Dec 05            (146,001)
     250       Royal Dutch Shell plc ADR ..............        70       Jan 06              (8,251)
     150       Schlumberger Ltd. ......................        100      Jan 06                7,799
      50       Total S.A. ADR .........................        135      Oct 05              (3,351)
     100       Total S.A. ADR .........................        140      Oct 05                2,699
      50       Total S.A. ADR .........................        140      Nov 05              (4,150)
   -----                                                                               ------------
   2,040                                                                                  (701,172)
   -----                                                                               ------------

                     COLLATERALIZED PUTS
     200       Exxon Mobil Corp. ......................        50       Oct 05               24,398
     150       Exxon Mobil Corp. ......................        55       Oct 05               16,800
     150       Exxon Mobil Corp. ......................        55       Jan 06               15,299
     100       Martin Marietta Materials, Inc. ........        65       Jan 06                7,949
     100       Valero Energy Corp. ....................        90       Oct 05                8,825
     100       Valero Energy Corp. ....................        85       Dec 05                5,199
   -----                                                                               ------------
     800                                                                                     78,470
   -----                                                                               ------------
                                                                                       $  (622,702)
                                                                                       ============

                                   ----------

This report, including the financial statements herein, is transmitted to the stockholders of Petroleum & Resources Corporation for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Corporation or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.


12

        (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporations investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporations registration statement.

Security Valuation-Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

For federal income tax purposes, the identified cost of securities at September 30, 2005 was $340,869,391 and net unrealized appreciation aggregated $468,348,021, of which the related gross unrealized appreciation and depreciation were $473,122,258 and $4,774,237 respectively.

8. PORTFOLIO SECURITIES LOANED
The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Corporation. At September 30, 2005, the Corporation had securities on loan of $21,424,366 and held collateral of $21,931,392, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. treasury bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of November 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of Petroleum & Resources Corporation (the Corporation), including the principal executive officer
(PEO) and principal financial officer ("PFO"), of the effectiveness of the Corporation's disclosure controls and procedures. Based on that evaluation, the Corporation's officers, including the PEO and PFO, concluded that, as of November 15, 2005, the Corporation's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Corporation on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Corporation is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Corporations internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Corporation's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.


Item 3.  EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:  November 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:  November 15, 2005


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:  November 15, 2005